Significant Accounting Policies (Details) - Schedule of stock-based compensation expense related to employee stock options - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of stock-based compensation expense related to employee stock options [Abstract]
Selling and marketing	$ 956		$ 74